Inventories (Summary of Inventories) (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Inventories	$ 6,148	$ 6,336
Purchased for resale	4,745	4,941
Finished products	357	351
Intermediate products	154	160
Raw materials	252	299
Materials and supplies	$ 640	$ 585